short-term borrowings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
short-term borrowings
Short-term borrowings	$ 104	$ 104
TELUS Communications Inc. | Revolving period securitization agreement
short-term borrowings
Cash proceeds from monthly sales	100
Trade receivables sold	121	118
Short-term borrowings	100	100
TELUS Communications Inc. | Revolving period securitization agreement | Maximum
short-term borrowings
Trade receivables that can be sold under the securitization agreement	$ 600	$ 600